VANECK VECTORS OIL REFINERS ETF

SCHEDULE OF INVESTMENTS

September 30, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Australia: 3.5%
30,724	Caltex Australia Ltd. #	$545,516
Austria: 5.1%
14,745	OMV AG #	790,489
Finland: 6.2%
29,002	Neste Oil Oyj † #	959,741
Greece: 1.3%
8,868	Motor Oil Hellas Corinth Refineries SA #	206,998
Hungary: 3.9%
64,381	MOL Hungarian Oil & Gas Plc #	605,481
India: 8.5%
35,469	Reliance Industries Ltd. 144A (GDR)	1,322,994
Japan: 10.7%
8,500	Cosmo Energy Holdings Co. Ltd. #	176,098
22,868	Idemitsu Kosan Co. Ltd. #	649,119
183,800	JXTG Holdings, Inc. #	840,529
		1,665,746
Poland: 6.1%
11,236	Grupa Lotos SA #	248,258
28,395	Polski Koncern Naftowy Orlen SA #	699,136
		947,394
Portugal: 4.6%
46,835	Galp Energia, SGPS, SA #	704,520
South Korea: 9.8%
1,183	Hyundai Heavy Industries Holdings Co. Ltd. #	345,212
4,802	SK Energy Co. Ltd. #	664,945
6,175	S-Oil Corp. #	511,978
		1,522,135
Taiwan: 4.5%
220,000	Formosa Petrochemical Corp. #	696,075
Thailand: 3.5%
1,575,200	IRPC PCL (NVDR) #	189,427
157,300	Thai Oil PCL (NVDR) #	358,766
		548,193
Turkey: 2.7%
16,334	Tupras-Turkiye Petrol Rafinerileri AS #	414,674
United States: 29.7%
6,477	Delek US Holdings, Inc.	235,115
13,253	HollyFrontier Corp.	710,891
19,530	Marathon Petroleum Corp.	1,186,448
9,416	PBF Energy, Inc.	256,021
11,786	Phillips 66	1,206,886
11,870	Valero Energy Corp.	1,011,799
		4,607,160
Total Common Stocks (Cost: $18,649,261)		15,537,116

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 5.5% (Cost: $857,436)
Repurchase Agreement: 5.5%
$857,436	Repurchase agreement dated 9/30/19 with Citigroup Global Markets, Inc., 2.30%, due 10/1/19, proceeds $857,491; (collateralized by various U.S. government and agency obligations, 0.25% to 3.13%, due 7/31/21 to 2/15/49, valued at $874,595 including accrued interest)	857,436
Total Investments: 105.6% (Cost: $19,506,697)		16,394,552
Liabilities in excess of other assets: (5.6)%		(872,603)
NET ASSETS: 100.0%		$15,521,949

Definitions:

GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $818,900.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $9,606,962 which represents 61.9% of net assets.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $1,322,994, or 8.5% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Energy	97.8%	$15,191,904
Industrials	2.2	345,212
	100.0%	$15,537,116